17. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 11,746.2		R$ 10,915.8
Additions		(8.2)		979.3
Business combinations	[1]	770.7		317.0
Disposals		113.1		(196.3)
Reversals				37.0
Transfers		(195.7)	[2]	(19.5)	[3]
Exchange rate variation		(9.5)		(287.0)
Ending balance		12,190.6		11,746.2
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,359.4		15,871.0
Additions		850.9		1,723.9
Business combinations	[1]	805.9		594.8
Disposals		(258.6)		(381.3)
Reversals
Transfers		(201.2)	[2]	(28.9)	[3]
Exchange rate variation		(23.6)		(420.1)
Ending balance		18,532.9		17,359.4
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		575.9		584.7
Additions		6.2		0.5
Business combinations	[1]	123.5		33.2
Disposals		(2.0)		(37.5)
Reversals
Transfers		6.1	[2]	12.4	[3]
Exchange rate variation		(3.5)		(17.4)
Ending balance		706.2		575.9
Cost [Member] | Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,648.6		5,437.9
Additions		60.2		18.7
Business combinations	[1]	258.8		175.3
Disposals		(36.7)		(127.3)
Reversals
Transfers		183.6	[2]	285.3	[3]
Exchange rate variation		(11.8)		(141.3)
Ending balance		6,102.8		5,648.6
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,994.1		7,027.1
Additions		57.9		142.2
Business combinations	[1]	389.1		304.9
Disposals		(175.4)		(182.9)
Reversals
Transfers		569.8	[2]	864.8	[3]
Exchange rate variation		45.7		(162.0)
Ending balance		8,881.2		7,994.1
Cost [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,047.9		1,854.5
Additions		14.8		1.9
Business combinations	[1]			53.2
Disposals		(25.8)		(13.2)
Reversals
Transfers		137.3	[2]	210.6	[3]
Exchange rate variation		0.8		(59.1)
Ending balance		2,175.0		2,047.9
Cost [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		163.5		137.9
Additions		2.1		3.1
Business combinations	[1]	16.1		12.6
Disposals		(4.2)		(15.4)
Reversals
Transfers		5.8	[2]	14.9	[3]
Exchange rate variation		(11.8)		10.4
Ending balance		171.5		163.5
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27.3		20.3
Additions		0.3		0.1
Business combinations	[1]	4.8		10.7
Disposals		(8.9)		(5.0)
Reversals
Transfers		4.8	[2]	2.6	[3]
Exchange rate variation		0.3		(1.4)
Ending balance		28.6		27.3
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		886.0		789.8
Additions		693.6		1,517.0
Business combinations	[1]	13.6		4.7
Disposals		(5.6)
Reversals
Transfers		(1,091.0)	[2]	(1,376.3)	[3]
Exchange rate variation		(42.7)		(49.2)
Ending balance		453.9		886.0
Cost [Member] | Advances to suppliers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16.1		18.8
Additions		15.8		40.4
Business combinations	[1]			0.2
Disposals
Reversals
Transfers		(17.6)	[2]	(43.2)	[3]
Exchange rate variation		(0.6)		(0.1)
Ending balance		13.7		R$ 16.1
Amortization/Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)				(493550.00%)
Beginning balance		(5,613.2)		R$ (727.4)
Additions		(859.1)		(277.8)
Business combinations	[1]	(35.2)		185.0
Disposals		145.5
Reversals				9.4
Transfers		5.5	[2]	133.1	[3]
Exchange rate variation		14.1		(5,613.2)
Ending balance		R$ (6,342.3)		R$ (5,613.2)
Amortization/Depreciation [Member] | Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		3.02%		3.03%
Beginning balance		R$ (1,694.4)		R$ (1,525.9)
Additions		(184.0)		(163.8)
Business combinations	[1]	(11.4)		(76.0)
Disposals		17.0		35.3
Reversals
Transfers		3.7	[2]	6.4	[3]
Exchange rate variation		(3.4)		29.6
Ending balance		R$ (1,872.4)		R$ (1,694.4)
Amortization/Depreciation [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		5.93%		5.89%
Beginning balance		R$ (3,193.9)		R$ (2,786.0)
Additions		(567.2)		(464.0)
Business combinations	[1]	(21.0)		(155.6)
Disposals		107.4		128.7
Reversals
Transfers		3.5	[2]	0.4	[3]
Exchange rate variation		14.7		82.6
Ending balance		R$ (3,656.5)		R$ (3,193.9)
Amortization/Depreciation [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		3.78%		3.79%
Beginning balance		R$ (646.3)		R$ (549.9)
Additions		(91.3)		(85.1)
Business combinations	[1]			(29.3)
Disposals		10.8		6.9
Reversals
Transfers		0.5	[2]		[3]
Exchange rate variation		1.8		11.1
Ending balance		R$ (724.5)		R$ (646.3)
Amortization/Depreciation [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		8.05%		8.02%
Beginning balance		R$ (66.5)		R$ (64.7)
Additions		(13.4)		(11.8)
Business combinations	[1]			(8.3)
Disposals		3.1		9.7
Reversals
Transfers		(0.9)	[2]	0.1	[3]
Exchange rate variation				8.5
Ending balance		R$ (77.7)		R$ (66.5)
Amortization/Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		19.99%		20.06%
Beginning balance		R$ (12.1)		R$ (9.0)
Additions		(3.2)		(2.7)
Business combinations	[1]	(2.8)		(8.6)
Disposals		7.2		4.4
Reversals
Transfers		(1.3)	[2]	2.5	[3]
Exchange rate variation		1.0		1.3
Ending balance		R$ (11.2)		R$ (12.1)
Provision for losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)				(1980.00%)
Beginning balance				R$ (17.2)
Additions
Business combinations	[1]
Disposals				37.0
Reversals
Transfers	[3]
Exchange rate variation

[1]	Balance arising from business combination with FFM Further in the amount of R$26.4, Banvit Bandirma Vitaminli of R$547.7, Eclipse of R$145.3 and CalchaquI of R$51.3.
[2]	Refers to the transfer of R$146.3 to intangible assets, R$35.3 to biological assets and R$13.9 to held for sale.
[3]	Refers to the transfer of R$53.3 to intangible assets, R$37.5 to biological assets and R$28.3 to assets held for sale.